N-2	Mar. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001347858
Amendment Flag	false
Securities Act File Number	001-36338
Document Type	8-K
Entity Registrant Name	22nd Century Group, Inc.
Entity Address, Address Line One	500 Seneca Street
Entity Address, Address Line Two	Suite 507
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14204
City Area Code	716
Local Phone Number	270-1523
Entity Emerging Growth Company	false